5.75% Senior Notes Due 2018 (Details) (Three Hundreds Twenty Eighteen Senior Notes [Member], USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
Three Hundreds Twenty Eighteen Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%
Debt Instrument, Issuance Date		May 15, 2013
Debt instrument, maturity date		May 15, 2018
Note Redeem Rate		100.00%
Note Repurchase Rate		101.00%
Debt Issuance Cost		8,100,000
Proceeds From Issuance Of Senior Long Term Debt	$ 202,000,000
Debt Issurance Cost Amortization Period		5 years